Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 5,275,728		¥ 9,335,669
Other comprehensive income/(loss) before reclassification	(1,244,963)		59,102
Amounts reclassified from accumulated other comprehensive income	0		(428)
Total other comprehensive income, net of tax	(1,244,963)	$ (175,015)	58,674
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(6,714)		576
Balances	5,450,915	766,276	6,668,363
Cumulative Effect Period of Adoption | Accounting Standards Update 2020-06
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(635,925)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,711,428		2,542,287
Other comprehensive income/(loss) before reclassification	(1,228,249)		60,518
Amounts reclassified from accumulated other comprehensive income	0		0
Total other comprehensive income, net of tax	(1,228,249)		60,518
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	(6,714)		540
Balances	1,501,403	211,064	2,603,345
Foreign Currency Translation Adjustment | Cumulative Effect Period of Adoption | Accounting Standards Update 2020-06
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	24,938
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(2,426)		393
Other comprehensive income/(loss) before reclassification	(16,714)		1,416
Amounts reclassified from accumulated other comprehensive income	0		(428)
Total other comprehensive income, net of tax	(16,714)		1,844
Other comprehensive loss/(income) attributable to noncontrolling interests and redeemable noncontrolling interests	0		(36)
Balances	19,140	(2,691)	(1,415)
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities | Cumulative Effect Period of Adoption | Accounting Standards Update 2020-06
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,709,002		2,542,680
Total other comprehensive income, net of tax	(1,251,677)		59,250
Balances	1,482,263	$ 208,373	¥ 2,601,930
Accumulated Other Comprehensive Income | Cumulative Effect Period of Adoption | Accounting Standards Update 2020-06
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	24,938
Balances	¥ 24,938